Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	December 31	December 31
($ millions)	2024	2023
Crude oil(1)	2 015	2 127
Refined products	1 984	2 244
Materials, supplies and merchandise	1 042	994
	5 041	5 365
(1)	Includes $336 million of inventories held for trading purposes (2023 – $113 million), which are measured at fair value less costs to sell based on Level 1 and Level 2 fair value inputs.